UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 26, 2012

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                95
                                              -----------
Form 13F Information Table Value Total:       $   578,582
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/2011








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Aeropostale	COM   007865108   539  35,375SH SOLE                   35,375
Alliance Res.	COM   01877r108	3,288  43,504SH	SOLE		       43,504
Altria Group    COM   02209S103 5,249 177,054SH SOLE                  177,054
Amern           COM   030111108	  325  26,000SH SOLE                   26,000
Amsurg Corp.	COM   03232P405	  526  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107 1,058  13,865SH SOLE		       13,865
AT&T		COM   00206R102 6,164 203,851SH SOLE		      203,851
Best Buy Inc.	COM   086516101	1,500  64,202SH SOLE                   64,202
Boardwalk Pipe.	COM   096627104 2,173  78,561SH SOLE		       78,561
Bristol Myers	COM   110122108 2,048  58,144SH SOLE                   58,144
Buckeye Partner COM   118230101 2,746  42,934SH SOLE                   42,934
Calumet Spec.   COM   131476103 5,140 255,000SH SOLE                  255,000
Chevron Corp	COM   166764100 10,563 99,279SH SOLE	               99,279
Cisco Sys. Inc. COM   17275r102 1,991 110,122SH SOLE                  110,122
ConocoPhillips  COM   20825C104 9,880 135,589SH SOLE                  135,589
Computer Scienc COM   205363104 1,145  48,320SH SOLE                   48,320
Cooper Tire Rub COM   216831107   480  34,314SH SOLE                   34,314
Corinthian Coll COM   218868107   253 116,638SH SOLE                  116,638
Coventry Health COM   222862104   481  15,865SH SOLE                   15,865
Devry Inc.      COM   251893103   417  10,855SH SOLE                   10,855
Diamond Foods   COM   252603105   582  18,060SH SOLE                   18,060
Diamond Offshr  COM   25271C102 5,304  95,992SH SOLE                   95,992
Direxion Lg Cap COM   25459W854   442  15,000SH SOLE                   15,000
Eagle Rock      COM   26985r104 9,761 837,866SH SOLE                  837,866
Enbridge Energy COM   29250r106 2,345  70,680SH SOLE                   70,680
Enerplus Corp	COM   292766102	  915  36,138SH SOLE		       36,138
Entergy Corp.   COM   29364g103 2,220  30,399SH SOLE                   30,399
Energy Transfer COM   29273R109 1,812  39,538SH SOLE                   39,538
Enterprise Prod COM   293792107 2,911  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 6,458 148,924SH SOLE                  148,924
Exxon Mobil Cor COM   30231g102 2,505  29,554SH SOLE                   29,554
Freeport McM.	COM   35671D857 8,343 226,778SH SOLE                  226,778
Gamestop	COM   36467w109	  422  17,517SH SOLE                   17,517
Gap Inc.        COM   364760108 3,887 209,545SH SOLE                  209,545
General Elec	COM   369604103	3,811 212,794SH SOLE		      212,794
Goldman Sachs	COM   38141G104 1,229  13,600SH SOLE                   13,600
Heinz		COM   423074103 1,756  32,499SH SOLE		       32,499
Hershey Co.	COM   427866108	4,470  72,365SH SOLE		       72,365
Hewlett Packard COM   428236103 1,978  76,811SH SOLE                   76,811
Home Depot	COM   437076102	5,041 119,928SH SOLE		      119,928
Intel Corp.     COM   458140100 8,148 336,003SH SOLE                  336,003
Ishares MSCI PacCOM   464286665 1,307  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,326  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,310  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,103  30,977SH SOLE                   30,977
Johnson & John	COM   478160104 5,565  84,862SH SOLE                   84,862
Kimberly Clark  COM   494368103 3,298  44,838SH	SOLE                   44,838
Kinder Morgan   COM   494550106 2,979  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 8,570 206,217SH SOLE                  206,217
Lowes Companies COM   548661107 2,433  95,865SH SOLE                   95,865
Magellan Mid.   COM   559080106 3,140  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 6,563 174,106SH SOLE                  174,106
Microsoft Corp. COM   594918104 1,835  70,724SH SOLE                   70,724
Murphy Oil      COM   626717102 1,664  29,863SH SOLE                   29,863
Neutral Tandem  COM   64128B108   400  37,500SH SOLE                   37,500
Norfolk SOuth   COM   655844108 7,113  97,628SH SOLE                   97,628
Nustar          COM   67058h102 4,250  75,024SH SOLE                   75,024
Nutri System    COM   67069D108   420  32,500SH SOLE                   32,500
Occidental Pet.	COM   674599105	288,774 3,081,900SH SOLE            3,081,900
Olin Corp	COM   680665205 5,519 280,877SH SOLE                  280,877
Omnivision      COM   682128103   435  35,555SH SOLE                   35,555
P D L Biopharma COM   69329Y104   310  50,000SH SOLE                   50,000
P G & E Corp    COM   69331c108 1,884  45,709SH SOLE                   45,709
Penn VA         COM   707884102 1,583  62,006SH SOLE                   62,006
Penn West Pet.  COM   707887105 1,163  58,747SH SOLE                   58,747
Pfizer		COM   717081103 9,102 420,647SH SOLE                  420,647
Philip Morris	COM   718172109	6,128  78,087SH SOLE		       78,087
Plains All Amer COM   726503105 2,819  38,392SH SOLE                   38,392
Power-One Inc.  COM   739308104   411 105,263SH SOLE                  105,263
Proshares Ultra COM   74347x856 6,565 500,000SH SOLE                  500,000
Public Svc. Ent COM   744573106 2,044  61,944SH SOLE                   61,944
Radio Shack Co. COM   750438103   307  31,713SH SOLE                   31,713
Republic Svc.   COM   760759100 1,976  71,731SH SOLE                   71,731
Reynolds Amern  COM   761713106 1,958  47,292SH SOLE                   47,292
Fin. Sector SPDRCOM   81369Y605 2,117 162,857SH SOLE                  162,857
Skechers USA    COM   830566105   429  35,435SH SOLE                   35,435
Stillwater      COM   86074Q102   575  55,000SH SOLE                   55,000
Suncor Energy   COM   867229106   475  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 3,800  96,462SH SOLE                   96,462
Sun Cmntys Inc. COM   866674104 6,027 165,000SH SOLE                  165,000
Sysco Corp	COM   871829107 6,659 227,054SH SOLE                  227,054
T C Pipelines   COM   87233q108 2,644  55,747SH SOLE                   55,747
Target Corp     COM   87612e106 1,722  33,639SH SOLE                   33,639
Tellabs Inc.    COM   879664100   490 121,360SH SOLE                  121,360
Texas Instrumen COM   882508104 2,017  69,317SH SOLE                   69,317
Universal Corp	COM   913456109 8,485 184,633SH SOLE                  184,633
Universal ForestCOM   913543104   401  13,000SH SOLE                   13,000
Valero Energy   COM   91913Y100 4,801 228,104SH SOLE                  228,104
Vanguard GNMA   COM   922031794   214  19,358SH SOLE                   19,358
Verizon Comm	COM   92343V104 8,104 202,014SH SOLE                  202,014
Viropharma Inc. COM   928241108   684  25,000SH SOLE                   25,000
Wal-Mart 	COM   931142103	6,980 116,814SH SOLE		      116,814
Waste Managemnt COM   94106l109 2,597  79,415SH SOLE                   79,415
Weyerhaeuser	COM   962166104	3,578 191,693SH SOLE		      191,693
Whirlpool       COM   963320106 1,178  24,840SH SOLE                   24,840





REPORT SUMMARY:   95        578,582